Debt (Details) - Schedule of Short-Term Loans - USD ($)	Aug. 23, 2023	Jun. 30, 2023	Jun. 30, 2022
Debt (Details) - Schedule of Short-Term Loans [Line Items]
Total short-term loans, net	$ 2	$ 14,022,523	$ 11,760,387
Less: Debt issuance cost		(11,593)	(48,013)
Shanghai Pudong Development Bank [Member]
Debt (Details) - Schedule of Short-Term Loans [Line Items]
Total short-term loans, net		4,152,000	5,000,000
Agricultural Bank of China [Member]
Debt (Details) - Schedule of Short-Term Loans [Line Items]
Total short-term loans, net		2,750,000	3,200,000
Industrial and Commercial Bank of China [Member]
Debt (Details) - Schedule of Short-Term Loans [Line Items]
Total short-term loans, net		2,400,000	2,600,000
Bank Of China [Member]
Debt (Details) - Schedule of Short-Term Loans [Line Items]
Total short-term loans, net		$ 4,732,116	$ 1,008,400